Accounts Receivable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable [Abstract]
Number of credit programs	2
Minimum number of installments to pay for items purchased under the QVC Easy-Pay Plan	2
Typical maximum number of additional monthly installments to be subsequently billed to the customer's credit card until the total purchase price of the products has been billed	5
Amount of noninterest bearing cash deposit recovered	$ 501
Net amount of finance income resulting from credit card operations
Finance charges earned on customers' account balances			81
Less service fees			(10)
Subtotal			71
Finance income under amended agreement	65	58	20
Net finance income	$ 65	$ 58	$ 91